ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable and accrued expenses as of December 31, 2024 and 2023 were as follows:

	2024	2023

Trade payables (1)	$1,664,633	$6,276,451
Accrued interest	743,571	752,874
Accrued development cost	1,078,918	1,308,567
Accrued employee benefits and related obligations	1,245,647	976,268
Accrued professional service fees	2,488,320	3,007,558
Other accrued expenses	1,135,826	805,784
Total	$8,356,915	$13,127,502